SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 (212) 839 5300 (212) 839 5599 FAX	BEIJING BRUSSELS CHICAGO DALLAS FRANKFURT GENEVA HONG KONG LONDON LOS ANGELES FOUNDED 1866	NEW YORK PALO ALTO SAN FRANCISCO SHANGHAI SINGAPORE SYDNEY TOKYO WASHINGTON, D.C.

March 11, 2011

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock LifePath® Index Retirement Portfolio, BlackRock LifePath® Index

2020 Portfolio, BlackRock LifePath® Index 2025 Portfolio, BlackRock

LifePath® Index 2030 Portfolio, BlackRock LifePath® Index 2035 Portfolio,

BlackRock LifePath® Index 2040 Portfolio, BlackRock LifePath® Index 2045

Portfolio, BlackRock LifePath® Index 2050 Portfolio and BlackRock LifePath®

Index 2055 Portfolio, each a series of BlackRock Funds III

Post-Effective Amendment No. 104 to Registration Statement on Form N-1A

(File Nos. 33-54126 and 811-07332)

Ladies and Gentlemen:

On behalf of BlackRock Funds III (the “Trust”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 104 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The Registration Statement contains prospectuses for shares of nine new series of the Trust, BlackRock LifePath® Index Retirement Portfolio, BlackRock LifePath® Index 2020 Portfolio, BlackRock LifePath® Index 2025 Portfolio, BlackRock LifePath® Index 2030 Portfolio, BlackRock LifePath® Index 2035 Portfolio, BlackRock LifePath® Index 2040 Portfolio, BlackRock LifePath® Index 2045 Portfolio, BlackRock LifePath® Index 2050 Portfolio and BlackRock LifePath® Index 2055 Portfolio (collectively, the “Portfolios”), as well as a Statement of Additional Information relating to the Portfolios.

In Investment Company Act Release No. 13768 (February 15, 1984) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent that the filing contains disclosure information

Sidley Austin LLP is a limited liability partnership practicing in affiliation with other Sidley Austin partnerships which is similar to information previously reviewed by the staff in other filings of the same complex.

The Registration Statement includes a prospectus relating to the Investor A and Institutional Shares of each Portfolio and a prospectus relating to the Class K Shares of each Portfolio. With respect to both prospectuses, reference is made to Post-Effective Amendment No. 100 to the Registration Statement on Form N-1A of the Trust on behalf of BlackRock Russell 1000 Index Fund, which was filed on January 14, 2011 (the “Russell Prior Filing”) and to Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A of the Trust on behalf of LifePath® 2025 Portfolio, LifePath 2035® Portfolio, LifePath® 2045 Portfolio and LifePath® 2055 Portfolio, which was filed on April 7, 2010 (the “LifePath Prior Filing,” and, together with the Russell Prior Filing, the “Prior Filings”), both of which were reviewed by the staff and included a prospectus for Investor A and Institutional Shares and a prospectus for Class K Shares. The disclosure in the Portfolios’ prospectuses is substantively identical to the disclosure set forth in the prospectus of the respective share class(es) in the Russell Prior Filing with respect to the following matters:

Prospectuses:

•	Account Information (except that the “Redemption Fee” section has been deleted and references to the redemption fee have been removed)
•	Management of the Portfolios
•	General Information
•	For More Information

The disclosure in the Portfolios’ prospectuses regarding the LifePath program is substantively identical to the disclosure set forth in the prospectuses of the LifePath Prior Filing with respect to the following matters:

Prospectuses:

•	Portfolio Overview – Principal Investment Strategies of the Portfolio
•	Details About the Portfolios – Investment Time Horizons
•	Details About the Portfolios – Which Portfolio to Consider

Additionally, the disclosure in Part I of the Portfolios’ Statement of Additional Information is substantively identical to the Russell Prior Filing with respect to the following matters:

Statement of Additional Information—Part I:

•	Information on Trustees and Officers
•	Information on Sales Charges and Distribution Related Expenses
•	Computation of Offering Price

•	Portfolio Transactions and Brokerage
•	Additional Information

Part II of the Portfolios’ Statement of Additional Information is substantially identical to that contained in Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A of BlackRock Funds II on behalf of BlackRock Prepared Portfolio 2010, BlackRock Prepared Portfolio 2015, BlackRock Prepared Portfolio 2020, BlackRock Prepared Portfolio 2025, BlackRock Prepared Portfolio 2030, BlackRock Prepared Portfolio 2035, BlackRock Prepared Portfolio 2040, BlackRock Prepared Portfolio 2045 and BlackRock Prepared Portfolio 2050 (File Nos. 333-142592 and 811-22061), which was filed on December 23, 2009.

We would be pleased to provide you with any additional information you may require or with copies of the materials referred to above. We would appreciate any comments the Commission staff may have as soon as possible.

Please direct any communications relating to this filing to the undersigned at (212) 839-5583.

Very truly yours,

/s/ Ellen W. Harris

Ellen W. Harris

Enclosures

cc: Aaron Wasserman

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